                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended: June 30, 2009

Check here if Amendment [_] Amendment Number:
                                              -------------
     This amendment (Check only one.)   [_] is a restatement.
                                        [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    President and Fellows of Harvard College
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number:
                 ----------------

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:  Kathryn I. Murtagh
Title: Managing Director - Chief Compliance Officer
Phone: (617) 523-4400

Signature, Place, and Date of signing:

/s/ Kathryn Murtagh, Boston MA, August 13, 2009

Report Type (Check only one.):

[X]  13F Holdings Report.

[_]  13F Notice.

[_]  13F Combination Report.

List of other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:              0
Form 13F Information Table Entry Total:       112
Form 13F Information Table Value Total: 1,417,640

FORM 13F INFORMATION TABLE

                            TITLE OF               VALUE    SHARES/   SH/  PUT/   INVSTMT  OTHER
NAME OF ISSUER                CLASS     CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETN  MNGRS     SOLE     SHARE  NONE
--------------------------  --------  ---------  --------  ---------  ---  ----  --------  -----  ----------  -----  ----
ABOVENET INC W/I            COM       00374N107        97      1,196               SOLE                97.00    0      0
ADVANCED TECHNOLOGY ACQUI   COM       007556103     4,055    500,000               SOLE             4,055.00    0      0
ALPHA SECURITY GROUP CORP   COM       02078A100     2,343    234,300               SOLE             2,343.00    0      0
AMBASSADOR 3.75% 4/15/202   CORP_BND  023178AA4     1,038  4,151,000               SOLE             1,038.00    0      0
AMBASSADORS INTERNATIONAL   COM       023178106        11     35,014               SOLE                11.00    0      0
AMERICA MOVIL ADR SERIES    ADR       02364W105     3,338     86,200               SOLE             3,338.00    0      0
ANGIOTECH PHARMACEUTICALS   COM       034918102        60     35,000               SOLE                60.00    0      0
ANGLO LTD SPON ADR          ADR       035128206     2,564     70,000               SOLE             2,564.00    0      0
ARUBA NETWORKS INC          COM       043176106     1,124    128,625               SOLE             1,124.00    0      0
ATP OIL & GAS CORPORATION   COM       00208J108        23      3,298               SOLE                23.00    0      0
BAIDU.COM - ADR             ADR       056752108       542      1,800               SOLE               542.00    0      0
BANCO BRADESCO ADR          ADR       059460303       672     45,500               SOLE               672.00    0      0
BANCO ITAU HOLDING ADR      ADR       465562106     2,127    134,364               SOLE             2,127.00    0      0
BANCO SANTANDER CHILE ADR   ADR       05965X109       990     21,200               SOLE               990.00    0      0
BANCOLOMBIA SA-SPONS ADR    ADR       05968L102     5,877    192,700               SOLE             5,877.00    0      0
BHP BILLITON PLC ADR        ADR       05545E209     9,141    201,067               SOLE             9,141.00    0      0
BRASIL DISTR PAO ADR        ADR       20440T201       154      4,000               SOLE               154.00    0      0
CABLEVISION SYSTEMS         COM       12686C109       582     30,000               SOLE               582.00    0      0
CELLCOM ISRAEL LTD          COM       M2196U109     1,698     63,900               SOLE             1,698.00    0      0
CEMIG SA - SPONS ADR        ADR       204409601       403     29,988               SOLE               403.00    0      0
CHECK POINT SOFTWARE TECH   COM       M22465104     3,158    134,541               SOLE             3,158.00    0      0
CHINA DIGITAL TV HOLDING    ADR       16938G107       130     14,887               SOLE               130.00    0      0
CHINA LIFE INSURANCE CO -   ADR       16939P106     5,123     92,400               SOLE             5,123.00    0      0
CHINA MOBILE LTD ADR        ADR       16941M109    23,029    459,854               SOLE            23,029.00    0      0
CHUNGHWA TELECOM LTD-ADR    ADR       17133Q403         2        103               SOLE                 2.00    0      0
CIA CERVECERIAS UNIDAS      ADR       204429104        42      1,200               SOLE                42.00    0      0
CIA PARANAESE ENER-ADR P    ADR       20441B407        89      6,300               SOLE                89.00    0      0
CIA VALE DO RIO DOCE - AD   ADR       91912E105     1,989    112,800               SOLE             1,989.00    0      0
CIA VALE DO RIO DOCE-SP A   ADR       91912E204     3,624    236,106               SOLE             3,624.00    0      0
CNOOC LTD-ADR               ADR       126132109     6,791     55,200               SOLE             6,791.00    0      0
COHEN AND STEERS REIT UTI   REIT      19247Y108       343     48,103               SOLE               343.00    0      0
COMCAST CORP CL A           COM       20030N101     3,517    243,250               SOLE             3,517.00    0      0
COMPANHIA DE BEBIDAS-PR A   ADR       20441W203       525      8,100               SOLE               525.00    0      0
COPA HOLDINGS SA - CLASS    COM       P31076105       135      3,300               SOLE               135.00    0      0
CPFL ENERGIA SA-ADR         ADR       126153105       208      4,293               SOLE               208.00    0      0
CREDITCORP LTD              COM       G2519Y108     1,240     21,300               SOLE             1,240.00    0      0
CTRIP.COM INTERNATIONAL     ADR       22943F100       200      4,310               SOLE               200.00    0      0
DANA HOLDING CORP           COM       235825205        17     13,213               SOLE                17.00    0      0
DELTA AIR LINES INC         COM       247361702         1        126               SOLE                 1.00    0      0
DOCTOR REDDYS LAB ADR       ADR       256135203       678     40,000               SOLE               678.00    0      0
ECOPETROL SA SPONSORED AD   ADR       279158109       237      9,700               SOLE               237.00    0      0
EMPRESA NACIONAL DE ELEC    ADR       29244T101     3,559     71,490               SOLE             3,559.00    0      0
ENER1 INC                   COM       29267A203       103     18,894               SOLE               103.00    0      0
ENERSIS - ADR               ADR       29274F104     1,662     90,000               SOLE             1,662.00    0      0
ENTERPRISE AQUISITION COR   COM       29365R108     2,337    239,400               SOLE             2,337.00    0      0
FOCUS MEDIA HOLDING - ADR   COM       34415V109       116     14,401               SOLE               116.00    0      0
FOMENTO ECONOMICO MEX ADR   ADR       344419106       393     12,200               SOLE               393.00    0      0
FORESTAR REAL ESTATE GROU   COM       346233109        17      1,460               SOLE                17.00    0      0
GERDAU SA - ADR             ADR       373737105       172     16,400               SOLE               172.00    0      0
GOLD FIELDS LTD-SP ADR      ADR       38059T106     1,808    150,000               SOLE             1,808.00    0      0
GRUPO TELEVISA S.A. (1 GD   ADR       40049J206       354     20,800               SOLE               354.00    0      0
HARMONY GOLD MINING CO LT   ADR       413216300     1,032    100,000               SOLE             1,032.00    0      0
HUNTSMAN CORP               COM       447011107        82     16,294               SOLE                82.00    0      0
INFOSYS TECHNOLOGIES ADR    ADR       456788108       736     20,000               SOLE               736.00    0      0
IPATH MSCI INDIA INDEX ET   COM       06739F291    67,976  1,388,401               SOLE            67,976.00    0      0
ISHARES FTSE/XINHUA CHINA   COM       464287184   160,334  4,178,628               SOLE           160,334.00    0      0
ISHARES MEXICO INDEX SERI   COM       464286822    63,725  1,728,826               SOLE            63,725.00    0      0
ISHARES MSCI BRAZIL         COM       464286400   174,521  3,294,708               SOLE           174,521.00    0      0
ISHARES MSCI EMERGING MKT   COM       464287234   313,035  9,712,548               SOLE           313,035.00    0      0
ISHARES MSCI ISRAEL INDEX   COM       464286632       621     15,100               SOLE               621.00    0      0
ISHARES MSCI MALAYSIA (FR   COM       464286830     6,294    707,170               SOLE             6,294.00    0      0
ISHARES MSCI SOUTH AFRICA   COM       464286780    75,440  1,595,933               SOLE            75,440.00    0      0
ISHARES MSCI SOUTH KOREA    COM       464286772   151,336  4,349,984               SOLE           151,336.00    0      0
ISHARES MSCI TAIWAN         COM       464286731    68,982  6,836,682               SOLE            68,982.00    0      0
ISHARES MSCI THAILAND FD    COM       464286624       460     13,800               SOLE               460.00    0      0
ISHARES MSCI TURKEY INDEX   COM       464286715       271      7,200               SOLE               271.00    0      0
ISHARES S&P LATIN AMERICA   COM       464287390     2,502     72,011               SOLE             2,502.00    0      0
KB FINANCIAL GROUP ADR      ADR       48241A105       323      9,694               SOLE               323.00    0      0
KOREA TELECOM CORP ADR      ADR       48268K101     1,436    100,000               SOLE             1,436.00    0      0
LEVEL 3 COMM 2.875% 7/15    CORP_BND  52729NBA7     1,692  1,800,000               SOLE             1,692.00    0      0
MARKET VECTORS RUSSIA ETF   COM       57060U506    55,541  2,660,016               SOLE            55,541.00    0      0
MELCO CROWN ENTERTAINMENT   ADR       585464100     3,700    822,300               SOLE             3,700.00    0      0
MINAS BUENAVENTURA ADR      ADR       204448104     2,071     86,200               SOLE             2,071.00    0      0
MINDRAY MEDICAL INTL LTD    ADR       602675100       704     25,200               SOLE               704.00    0      0
MOBILE SYSTEMS -SP ADR      ADR       607409109     2,105     57,000               SOLE             2,105.00    0      0
MSCI CHILE INDEX FUND       COM       464286640     4,122     91,000               SOLE             4,122.00    0      0
NEUBERGER BERMAN DVD ADV    COM       64127J102       593     79,816               SOLE               593.00    0      0
NEW ORIENTAL EDUCATION SP   ADR       647581107       781     11,600               SOLE               781.00    0      0
NEWS CORP INC               COM       65248E104    13,805  1,515,416               SOLE            13,805.00    0      0
NICE SYSTEMS LTD-SPONS AD   ADR       653656108     2,137     92,638               SOLE             2,137.00    0      0
PARTNER COMMUNICATIONS AD   ADR       70211M109       513     30,000               SOLE               513.00    0      0
PDS C7.5 1/16/10            CALL      397888908         2        302       CALL    SOLE                 2.00    0      0
PETROLEO BRAISLEIRO ADR     ADR       71654V101     7,620    228,420               SOLE             7,620.00    0      0
PETROLEO BRASIL S.A. ADR    ADR       71654V408     3,655     89,200               SOLE             3,655.00    0      0
PHILIPINE LONG DISTANCE     ADR       718252604     3,113     62,615               SOLE             3,113.00    0      0
PIMCO NEW YORK MUNI III F   COM       72201E105       284     34,600               SOLE               284.00    0      0
PPC C30 1/16/10             CALL      721467908         0         17       CALL    SOLE                  .00    0      0
PREMIER EXHIBITIONS INC     COM       74051E102        37     50,976               SOLE                37.00    0      0
PT INDOSAT TBK ADR          ADR       744383100       498     20,400               SOLE               498.00    0      0
QUIMICA Y MINERA CHILE AD   ADR       833635105        40      1,100               SOLE                40.00    0      0
REVLON INC-CLASS A          COM       761525609       210     38,539               SOLE               210.00    0      0
SASOL LTD SPONSORED ADR     ADR       803866300     2,385     68,500               SOLE             2,385.00    0      0
SILICONWARE PRECISION ADR   ADR       827084864        34      5,450               SOLE                34.00    0      0
SK TELECOM CO LTD - ADR     ADR       78440P108     1,773    117,033               SOLE             1,773.00    0      0
SOUTHERN COPPER CORP        COM       84265V105     2,751    134,600               SOLE             2,751.00    0      0
SPANISH BROADCASTING SYS    COM       846425882       116    645,075               SOLE               116.00    0      0
SPRINT NEXTEL CORP          COM       852061100     7,215  1,500,000               SOLE             7,215.00    0      0
TAIWAN SEMICONDUCTOR ADR    ADR       874039100    15,129  1,607,800               SOLE            15,129.00    0      0
TECTONA CALL OPTION         CALL      999136906         0          1       CALL    SOLE                  .00    0      0
TELEKOMUNIKASI INDONESIA    ADR       715684106     4,993    166,556               SOLE             4,993.00    0      0
TERNIUM SA - ADR            ADR       880890108       155      9,000               SOLE               155.00    0      0
TERRA INDUSTRIES INC        COM       880915103       224      9,266               SOLE               224.00    0      0
TEVA PHARMACEUTICAL - ADR   ADR       881624209    23,895    484,291               SOLE            23,895.00    0      0
TIME WARNER CABLE-A         COM       88732J207        13        418               SOLE                13.00    0      0
TRAVELCENTERS OF AMERICA-   COM       894174101       237    107,543               SOLE               237.00    0      0
VANGUARD EMERG MARKET VIP   COM       922042858    55,953  1,758,436               SOLE            55,953.00    0      0
VIMPEL COMMUNICATIONS       ADR       68370R109     1,648    140,000               SOLE             1,648.00    0      0
VIVO PARTICIPACOES SA-ADR   ADR       92855S200       314     16,600               SOLE               314.00    0      0
WA-CLAY US INFL-LKD OPP&I   COM       95766R104     8,905    769,624               SOLE             8,905.00    0      0
WIPRO LTD ADR               ADR       97651M109       590     50,000               SOLE               590.00    0      0
WISDOMTREE INDIA EARNINGS   COM       97717W422       158      9,117               SOLE               158.00    0      0
WUXI PHAMATECH INC - ADR    ADR       929352102       386     40,845               SOLE               386.00    0      0

                                   Grand Total             1,417,640